Non-controlling interests	12 Months Ended
Dec. 31, 2016
Non-controlling interests
Non-controlling interests

8. Non-controlling interests

The following table summarizes the Company’s non-controlling interests:

	As of December 31, 2015	As of December 31, 2016
	(In thousands)
Weibo	$299,824	$394,303
Others	11,572	17,086

Total	$311,396	$411,389

Non-controlling interests related to Weibo mainly represent Weibo’s cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders, along with non-controlling shareholders’ original investments for the ordinary and preferred shares issued by Weibo. The increase in non-controlling interests related to Weibo during 2016 was mainly resulted from a) the pick-up of Weibo’s results of operations and changes in equity attributable to non-controlling shareholders  (Note 7 — Investment in Weibo) and b) the declaration of in-kind dividend to SINA’s shareholders, which resulted in an increase of non-controlling interests based on the change in equity interest held by the Company in Weibo as of the declaration date (Note 15 —Shareholders’ Equity—In-kind Distribution).